As filed with the Securities and Exchange Commission on November 29, 2016
1933 Act Registration Number – 333-176060
1940 Act Registration Number – 811-05617

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
Post-Effective Amendment No. 16
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
Amendment No. 17

SCM Trust
(Exact Name of Registrant as Specified in Charter)

1050 17th Street, Suite 1710
Denver, CO 80265
(Address of Principal Office)

Telephone Number: (415) 398-2727
Stephen C. Rogers
1050 17th Street, Suite 1710
Denver, CO 80265
(Name and Address of Agent for Service)

With copy to:
Timothy S. Johnson
Reed Smith LLP
225 Fifth Avenue
Pittsburgh, Pennsylvania 15222
Telephone Number: (412) 288-1484

It is proposed that this filing will become effective:
[X]	immediately upon filing pursuant to Rule 485(b)
[ ]	on _________ pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on _________ pursuant to Rule 485(a)

EXPLANATORY NOTE:
This Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 15 filed on October 20, 2016 and incorporates Parts A, B and C from said amendment.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Denver, and the State of Colorado, on the 29th day of November, 2016.

SCM Trust

By /s/ Stephen C. Rogers
Stephen C. Rogers, Chairman of the Board and Trustee

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers*	Chairman of the Board and Trustee	November 29, 2016
Stephen C. Rogers

/s/ Kevin T. Kogler*	Trustee	November 29, 2016
Kevin T. Kogler

/s/ Marco Quazzo*	Trustee	November 29, 2016
Marco Quazzo

/s/ Stephen H. Sutro*	Trustee	November 29, 2016
Stephen H. Sutro

/s/ William P. Mock
William P. Mock	Principal Financial and Accounting Officer	November 29, 2016

*	Signed by Teresa Axelson pursuant to Powers of Attorney filed by Post-Effective Amendment to the Registration Statement as filed on Mary 31, 2016.